MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund
MainStay Epoch Global Equity Yield Fund

MAINSTAY FUNDS TRUST

MainStay Epoch Global Equity Yield Fund

(the “Fund”)

Supplement dated May 1, 2018 (“Supplement”) to the Prospectus dated February 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

The Fund has selected the Global Equity Yield Composite Index as its secondary benchmark. Accordingly, the following changes are effective immediately:

1.	The first paragraph in the section entitled “Past Performance” of the Prospectus with respect to the Fund is deleted in its entirety and replaced with the following:

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index, as well as a composite index. The Fund has selected the MSCI World Index as its primary benchmark. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Fund has selected the Global Equity Yield Composite Index as its secondary benchmark. The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

2.	In the section entitled “Past Performance” of the Prospectus with respect to the Fund, the table entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

As of March 31, 2018, the Class I shares of the Fund had a year to date return of -4.85%.
Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - - MainStay Epoch Global Equity Yield Fund	1 Year	5 Years	10 Years	Inception Date
Class I	16.85%	9.56%	5.60%	Dec. 27, 2005
Class I | After Taxes on Distributions	16.26%	8.43%	4.71%
Class I | After Taxes on Distributions and Sales	10.31%	7.54%	4.39%
Class A	10.11%	8.04%	4.79%	Aug. 02, 2006
Investor Class	10.24%	8.05%	8.70%	Nov. 16, 2009
Class C	14.68%	8.45%	8.66%	Nov. 16, 2009
Class R2	16.47%	5.67%		Feb. 28, 2014
Class R3	16.15%	13.08%		Feb. 29, 2016
Class R6	17.02%	7.94%		Jun. 17, 2013
MSCI World Index (reflects no deductions for fees, expenses, or taxes)	22.40%	11.64%	5.03%
Global Equity Yield Composite Index (reflects no deductions for fees, expenses, or taxes)	17.83%	10.36%	4.95%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.